Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Nov. 16, 2018	Apr. 30, 2018	Dec. 31, 2017	Mar. 30, 2016	Oct. 01, 2013
Preferred Stock, shares authorized			10,000,000
Common Stock, par value	$ 0.01			$ 0.01		$ 0.01
Common Stock, shares authorized	500,000,000		500,000,000	150,000,000	150,000,000	100,000,000
Common Stock, shares issued	139,453,710	12,650,000	24,150,000	65,285,962
Common Stock, shares outstanding	139,453,710			65,285,962
Senior Preferred Stock [Member]
Preferred Stock, par value				$ 0.01	$ 0.01
Preferred Stock, shares authorized				70,000,000	70,000,000
Preferred Stock, shares issued				16,802,144
Preferred Stock, shares outstanding				16,802,144
Junior Preferred Stock [Member]
Preferred Stock, par value				$ 0.01		$ 0.01
Preferred Stock, shares authorized				70,000,000		70,000,000
Preferred Stock, shares issued				58,244,308
Preferred Stock, shares outstanding				58,244,308